Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Statement [Line Items]
Net income	[1],[2]	$ 3,695	$ 1,515	$ 6,972	$ 4,504
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income	[1],[2]	(114)	(328)	105	(273)
Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income	[1],[2]	(11)	8	(28)	1
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income	[1],[2]	(3)	6	(2)	6
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income	[1],[2]	(128)	(314)	75	(266)
Net change in unrealized foreign currency translation gains (losses) on investments in foreign operations, net of hedging activities
Unrealized gains (losses) on investments in foreign operations	[1],[2]	(3,276)	4,191	(6,647)	4,536
Net gains (losses) on hedges of investments in foreign operations	[1],[2]	1,065	(1,279)	2,150	(1,423)
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities	[1],[2]	(2,211)	2,912	(4,497)	3,113
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses) on derivatives designated as cash flow hedges	[1],[2]	(849)	3,657	(1,369)	4,142
Reclassification to earnings of losses (gains) on cash flow hedges	[1],[2]	359	(1,217)	618	(1,402)
Net change in gains (losses) on derivatives designated as cash flow hedges	[1],[2]	(490)	2,440	(751)	2,740
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1],[2]	808	9	1,216	(143)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1],[2]	171	(238)	269	(206)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	[1],[2]	18	12	35	(49)
Other comprehensive income that will not be reclassified to profit or loss net of tax	[1],[2]	997	(217)	1,520	(398)
Total other comprehensive income (loss), net of income taxes	[1],[2]	(2,602)	4,892	(4,479)	5,246
Total comprehensive income	[1],[2]	1,093	6,407	2,493	9,750
Income Tax Provisions (Recoveries) in the Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income	[1]	(292)	(74)	(241)	(58)
Less: Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income	[1]	2	(3)	6
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income	[1]		(2)		(2)
Unrealized gains (losses) on investments in foreign operations	[1]	0	0	0	0
Net gains (losses) on hedges of investments in foreign operations	[1]	377	(459)	763	(510)
Change in gains (losses) on derivatives designated as cash flow hedges	[1]	(539)	1,519	(929)	1,704
Less: Reclassification to earnings of losses (gains) on cash flow hedges	[1]	(368)	666	(664)	749
Actuarial gains (losses) on employee benefit plans	[1]	288	3	433	(51)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	59	(87)	96	(76)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	[1]	6	4	13	(18)
Total income taxes	[1]	265	241	793	240
Schwab and TD Ameritrade [member]
Net change in gains (losses) on derivatives designated as cash flow hedges
Share of other comprehensive income (loss) from investment in Schwab and TD Ameritrade	[1],[2]	(770)	71	(826)	57
Common shares [member]
Attributable to:
Attributable to shareholders	[1],[2]	1,028	6,339	2,363	9,615
Preferred shares [member]
Attributable to:
Attributable to shareholders	[1],[2]	$ 65	$ 68	$ 130	$ 135

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.